INVESTMENTS IN SUBSIDIARIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total	$ 91,147	$ 88,644
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	Foreign
Country of origin	Peru	Peru
Percentage of equity ownwrship	70.00%	70.00%	70.00%
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000-4
Country of origin	Chile	Chile
Percentage of equity ownwrship	99.898%	99.898%	99.898%
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of origin	Argentina	Argentina
Percentage of equity ownwrship	99.8656%	99.8656%
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Country of origin	Ecuador	Ecuador
Percentage of equity ownwrship	100.00%	100.00%
Non-Controlling Interest [Member]
Disclosure of subsidiaries [line items]
Total	$ 91,147	$ 88,644
Non-Controlling Interest [Member] | Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Peru	Peru	Peru
Percentage of equity ownwrship	30.00%	30.00%
Total	$ 3,722	$ 3,360
Non-Controlling Interest [Member] | Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000 - 4	93.383.000 - 4	93.383.000 - 4
Country of origin	Chile	Chile	Chile
Percentage of equity ownwrship	0.10196%	0.10196%
Total	$ 849	$ 957
Non-Controlling Interest [Member] | Promotora Aerea Latinoamericana S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Mexico	Mexico	Mexico
Percentage of equity ownwrship	51.00%	51.00%
Total	$ 4,578	$ 3,162
Non-Controlling Interest [Member] | Inversora Cordillera S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Argentina	Argentina	Argentina
Percentage of equity ownwrship	0.1394%	70.422%
Total	$ 3,502	$ 515
Non-Controlling Interest [Member] | Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Argentina	Argentina	Argentina
Percentage of equity ownwrship	0.02842%	0.1344%
Total	$ 79	$ (311)
Non-Controlling Interest [Member] | Americonsult de Guatemala S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Guatemala	Guatemala	Guatemala
Percentage of equity ownwrship	1.00%	1.00%
Total	$ 1	$ 1
Non-Controlling Interest [Member] | Americonsult Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Costa Rica	Costa Rica	Costa Rica
Percentage of equity ownwrship	1.00%	1.00%
Total	$ 12	$ 12
Non-Controlling Interest [Member] | Linea Aerea Carguera de Colombiana S.A. [Mmeber]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Colombia	Colombia	Colombia
Percentage of equity ownwrship	10.00%	10.00%
Total	$ (520)	$ (905)
Non-Controlling Interest [Member] | Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E
Country of origin	Colombia	Colombia
Percentage of equity ownwrship	0.8094%	0.8094%
Total	$ 461	$ 436
Non-Controlling Interest [Member] | Transportes Aereos del Mercosur S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Paraguay	Paraguay	Paraguay
Percentage of equity ownwrship	5.02%	5.02%
Total	$ 1,324	$ 1,104
Non-Controlling Interest [Member] | Multiplus S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Brazil	Brazil	Brazil
Percentage of equity ownwrship	27.26%	27.26%
Total	$ 77,139	$ 80,313